Financial instruments - Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,542,815	$ 1,285,583
Financial liabilities	3,624,851	3,796,464
Trade, other payables and accrued liabilities, excluding tax payable | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	660,475	500,056
Lease obligations, including current portion | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	717,101	722,234
Long-term debt, including current portion | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,158,192	2,363,372
Other long term liabilities, including current portion | Financial liabilities at amortised cost, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	28,985	29,430
Cash flow hedges | Derivative instruments | Financial liabilities at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	60,098	181,372
Derivative instruments | Financial assets measured at fair value | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	56,802	3,371
Cash and cash equivalents | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	932,069	833,841
Trade and other receivables, excluding tax receivable | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	540,891	406,392
Restricted cash included in other assets | Financial assets not measured at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 13,053	$ 41,979